Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	466,952,924.58	25,152
Yield Supplement Overcollateralization Amount 10/31/22	17,188,204.63	0
Receivables Balance 10/31/22	484,141,129.21	25,152
Principal Payments	17,110,171.50	459
Defaulted Receivables	385,732.34	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	16,194,865.72	0
Pool Balance at 11/30/22	450,450,359.65	24,674

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.31%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	6,165,396.10	285
Past Due 61-90 days	2,008,124.92	92
Past Due 91-120 days	339,982.61	13
Past Due 121+ days	0.00	0
Total	8,513,503.63	390

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	361,147.44
Aggregate Net Losses/(Gains) - November 2022	24,584.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.32%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	41.58

Flow of Funds	$ Amount
Collections	18,860,976.43
Investment Earnings on Cash Accounts	24,625.26
Servicing Fee	(403,450.94)
Transfer to Collection Account	-
Available Funds	18,482,150.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	117,977.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	10,997,932.77
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,831,739.92

Total Distributions of Available Funds	18,482,150.75

Servicing Fee	403,450.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	461,448,292.42
Principal Paid	16,502,564.93
Note Balance @ 12/15/22	444,945,727.49

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	311,878,292.42
Principal Paid	16,502,564.93
Note Balance @ 12/15/22	295,375,727.49
Note Factor @ 12/15/22	75.6210260%

Class A-4
Note Balance @ 11/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	100,020,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	33,030,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	16,520,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	147,845.90
Total Principal Paid	16,502,564.93
Total Paid	16,650,410.83

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	77,969.57
Principal Paid	16,502,564.93
Total Paid to A-3 Holders	16,580,534.50

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1346293
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0273318
Total Distribution Amount	15.1619611

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1996149
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.2492702
Total A-3 Distribution Amount	42.4488851

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	666.44
Noteholders' Principal Distributable Amount	333.56

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	5,504,632.16
Investment Earnings	16,121.46
Investment Earnings Paid	(16,121.46)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,898,935.77	$4,330,181.82	$3,111,011.04
Number of Extensions	124	190	130
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.86%	0.59%